Fair Value Measurement (Tables) - Cerberus Telecom Acquisition Corp [Member]	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Summary of Assets and Liabilities Measured at Fair Value
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account — U.S. Treasury Securities	$259,173,294	$259,173,294	$—	$—
Liabilities:
Warrant Liability — Public Warrants	$11,662,600	$11,662,600	$—	$—
Warrant Liability — Private Placement Warrants	$368,250	$—	$368,250	$—

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at June 30, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
Investments held in Trust Account - U.S. Treasury Securities	$259,186,362	$259,183,362	$—	$—
Liabilities:
Warrant Liability - Public Warrants	$14,254,292	$14,254,292	$—	$—
Warrant Liability - Private Placement	$450,083	$—	$450,083	$—

Summary of Quantitative Information Regarding Fair Value Measurements
The following table provides quantitative information regarding Level 3 fair value measurements:

	At October 26, 2020 (Initial Public Offering)		At November 10, 2020 (Over-allotment)
Stock price	$	n/a	$	n/a
Strike price		$11.50		$11.50
Term (in years)		5.0		5.0
Volatility		16.5%		18.2%
Risk-free rate		0.41%		0.52%
Dividend yield		0.0%		0.0%
Fair value of warrants		$0.92		$1.09

Summary of Reconciliation of Warrant Liabilities Measured at Fair Value
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of September 8, 2020 (inception)	$—	$—	$—
Initial measurement on October 26, 2020 (IPO)	$7,666,666	$245,334	$7,912,000
Change in valuation inputs or other assumptions(1)	$1,416,667	$45,333	$1,462,000
Initial measurement on November 10, 2020 (Over-allotment)	$333,139	$6,661	$339,800

Fair value as of November 10, 2020(2)	$9,416,472	$297,328	$9,713,800
Change in valuation inputs or other assumptions(1)	$2,246,128	$70,922	$2,317,050

Fair value as of December 31, 2020	$11,662,600	$368,250	$12,030,850
(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrants in the Consolidated Statement of Operations.
(2)
Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $9.7 million during the period from December 9, 2020 through December 31, 2020.

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$11,662,600	$368,250	$12,030,850
Changes in valuation inputs or other assumptions	2,591,692	81,833	2,673,525
Fair value as of June 30, 2021	$14,254,292	$450,083	$14,704,375